Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenue	$ 15,288,195	$ 22,333,251	$ 31,786,802
Cost of revenue	7,616,661	12,328,546	12,473,050
Gross profit	7,671,534	10,004,705	19,313,752
Operating expenses
General and administrative expenses	12,966,178	6,364,607	4,900,269
Selling expenses	1,502,473	3,659,343	3,688,104
Total operating expenses	14,468,651	10,023,950	8,588,373
(Loss) Income from operations	(6,797,117)	(19,245)	10,725,379
Other income (expenses)
Interest income	40,473	9,360	74,553
Interest expenses	(12,437)	(7,427)	(6,008)
Gain (Loss) on disposal of property and equipment	7,980	226,258	(156,072)
Other (expenses) income, net	(181,166)	113,727	151,771
Total other income (expenses), net	(145,150)	341,918	64,244
(Loss) Profit before income tax	(6,942,267)	322,673	10,789,623
Income tax expense	(1,651,139)	(2,119,225)	(4,240,039)
Net (loss) income	(8,593,406)	(1,796,552)	6,549,584
Other comprehensive income
Net (loss) income	(8,593,406)	(1,796,552)	6,549,584
Foreign currency translation	(906,401)	1,928,012	(1,296,096)
Comprehensive income	$ (9,499,807)	$ 131,460	$ 5,253,488
Basic (losses) earnings per share (in Dollars per share)	$ (10.83)	$ (262.73)	$ 2,417
Diluted (losses) earnings per share (in Dollars per share)	$ (10.83)	$ (262.73)	$ 2,417
Basic weighted average number of ordinary shares (in Shares)	793,805	6,838	2,710
Diluted weighted average number of ordinary shares (in Shares)	793,805	6,838	2,710